3. SIGNIFICANT ACCOUNTING POLICIES: Financial instruments (Policies)	12 Months Ended
Sep. 30, 2018
Policies
Financial instruments

Financial instruments

Financial assets

The Company classifies its financial assets into one of the following categories, depending on the purpose for which the asset was acquired. The Company's accounting policy for each category is as follows:

Fair value through profit or loss - This category comprises derivatives, or assets acquired or incurred principally for the purpose of selling or repurchasing it in the near term. They are carried in the consolidated statement of financial position at fair value with changes in fair value recognized in the consolidated statement of comprehensive loss. The Company’s cash has been classified as fair value through profit or loss.

Loans and receivables - These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are carried at cost less any provision for impairment.  Individually significant receivables are considered for impairment when they are past due or when other objective evidence is received that a specific counterparty will default. The Company’s receivables (excluding commodity taxes) have been classified as loans and receivables.

Held-to-maturity investments - These assets are non-derivative financial assets with fixed or determinable payments and fixed maturities that the Company's management has the positive intention and ability to hold to maturity. These assets are measured at amortized cost using the effective interest method.  If there is objective evidence that the investment is impaired, determined by reference to external credit ratings and other relevant indicators, the financial asset is measured at the present value of estimated future cash flows.  Any changes to the carrying amount of the investment, including impairment losses, are recognized in the consolidated statement of comprehensive loss. No financial assets have been classified as held-to-maturity.

Available-for-sale - Non-derivative financial assets not included in the above categories are classified as available-for-sale. They are carried at fair value with changes in fair value recognized directly in equity. Where a decline in the fair value of an available-for-sale financial asset constitutes objective evidence of impairment, the amount of the loss is removed from equity and recognized in the consolidated statement of comprehensive loss.

All financial assets except for those at fair value through profit or loss are subject to review for impairment at least at each reporting date. Financial assets are impaired when there is any objective evidence that a financial asset or a group of financial assets is impaired. Different criteria to determine impairment are applied for each category of financial assets.

Financial liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the asset was acquired. The Company's accounting policy for each category is as follows:

Fair value through profit or loss - This category comprises derivatives, or liabilities acquired or incurred principally for the purpose of selling or repurchasing it in the near term. They are carried in the consolidated statement of financial position at fair value with changes in fair value recognized in the consolidated statement of comprehensive loss.  No financial liabilities have been classified as fair value through profit or loss.

Other financial liabilities - This category includes amounts due to related parties and accounts payable and accrued liabilities, which are recognized at amortized cost.